real estate joint ventures and investments in associates - Investment activity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	$ (1,178)	$ (937)
Real estate joint ventures
Real estate joint ventures carrying amounts
Provision for income taxes of the partners recognized in net income and comprehensive income	0	0
Real estate joint ventures | Equity
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us		(20)
Valuation provision reversal	3	12
Items not affecting currently reported cash flows
Our real estate contributed	98	242
Deferred gains on our remaining interests in our real estate contributed	(44)	(110)
Cash flows in the current reporting period
Funds we advanced or contributed, excluding construction credit facilities	3	13
Funds repaid to us and earnings distributed	(1)	(9)
Real estate joint ventures carrying amounts
Balance, beginning of period	178	50
Balance, end of period	$ 237	178
Real estate joint ventures | Loans and receivables
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us		6
Cash flows in the current reporting period
Amounts repaid		(94)
Financing costs paid to us		(6)
Real estate joint ventures carrying amounts
Balance, beginning of period		$ 94